Analysis of cash flows	12 Months Ended
Dec. 31, 2023
Cash flows from (used in) operating activities [abstract]
Analysis of cash flows
11. Analysis of cash flows
The following tables analyse the items included within the main cash flow headings on page F-14.
Net cash from operating activities:

	2023	2022	2021
	£m	£m	£m
Profit for the year	197.2	775.4	720.7
Taxation	149.1	384.4	230.1
Revaluation and retranslation of financial instruments	(6.8)	(76.0)	87.8
Finance costs	389.0	359.4	283.6
Finance and investment income	(127.3)	(145.4)	(69.4)
(Earnings)/loss from associates - after interest and tax	(70.2)	60.4	(23.8)
Adjustments for:
Non-cash share-based incentive plans (including share options)	140.1	122.0	99.6
Depreciation of property, plant and equipment	165.1	166.9	151.2
Depreciation of right-of-use assets	256.8	262.2	272.9
Impairment charges included within restructuring costs[1]	184.6	43.3	39.2
Goodwill impairment	63.6	37.9	1.8
Amortisation and impairment of acquired intangible assets	727.9	62.1	97.8
Amortisation of other intangible assets	24.8	21.9	19.9
Investment and other impairment charges/(reversals)	17.8	77.0	(42.4)
(Gains)/losses on disposal of investments and subsidiaries	(7.1)	36.3	10.6
Gains on remeasurement of equity interests arising from a change in scope of ownership	—	(66.5)	—
Losses/(gains) of sale of property, plant and equipment	0.4	(6.4)	(1.3)
Decrease/(increase) in trade receivables and accrued income	231.8	(498.6)	(458.9)
(Decrease)/increase in trade payables and deferred income	(238.0)	170.6	777.8
Decrease/(increase) in other receivables	125.0	(154.1)	(120.0)
(Decrease)/increase in other payables - short-term	(563.5)	(259.6)	547.0
Increase/(decrease) in other payables - long-term	118.8	(67.0)	(11.0)
Increase/(decrease) in provisions	65.7	(38.0)	(32.9)
Corporation and overseas tax paid	(395.3)	(390.9)	(391.1)
Payment on early settlement of bonds	—	—	(13.0)
Interest paid on lease liabilities	(102.9)	(92.4)	(88.4)
Other interest and similar charges paid	(274.5)	(210.2)	(173.7)
Interest received	115.8	88.9	47.5
Investment income	12.9	24.5	17.8
Dividends from associates	43.4	37.6	53.4
Earnout payments recognised in operating activities[2]	(6.0)	(24.8)	(3.8)
Net cash inflow from operating activities	1,238.2	700.9	2,029.0
Notes
[1]Impairment charges included within restructuring costs includes impairments for right-of-use assets, property, plant and equipment and other intangible assets.
[2]Earnout payments in excess of the amount determined at acquisition are recorded as operating activities.

Acquisitions and disposals:
	2023	2022	2021
	£m	£m	£m
Initial cash consideration	(227.0)	(218.3)	(227.6)
Cash and cash equivalents acquired	22.5	38.8	(2.3)
Earnout payments recognised in investing activities[1]	(52.5)	(46.6)	(53.2)
Purchase of other investments (including associates)	(9.8)	(10.1)	(99.2)
Acquisitions	(266.8)	(236.2)	(382.3)
Proceeds on disposal of investments and subsidiaries[2]	99.5	50.1	51.9
Cash and cash equivalents disposed	(0.7)	(12.4)	(23.6)
Disposals of investments and subsidiaries	98.8	37.7	28.3
Cash consideration received from non-controlling interests	46.1	—	39.5
Cash consideration for purchase of non-controlling interests	(16.4)	(84.2)	(135.0)
Cash consideration for non-controlling interests	29.7	(84.2)	(95.5)
Net acquisition payments and disposal proceeds	(138.3)	(282.7)	(449.5)
Notes
[1]Earnout payments in excess of the amount determined at acquisition are recorded as operating activities.
[2]Proceeds on disposal of investments and subsidiaries includes return of capital from investments in associates.

Share repurchases and buybacks:
	2023	2022	2021
	£m	£m	£m
Purchase of own shares by ESOP Trusts	(53.9)	(55.3)	(89.2)
Shares purchased into treasury for cancellation	—	(807.4)	(729.3)
Net cash outflow	(53.9)	(862.7)	(818.5)

Proceeds from issue of bonds:
	2023	2022	2021
	£m	£m	£m
Proceeds from issue of €750 million bonds	652.6	—	—
Drawdown from revolving credit facility	400.0	—	—
Net cash inflow	1,052.6	—	—

Repayment of borrowings:
	2023	2022	2021
	£m	£m	£m
Decrease in drawings on bank loans	—	(11.3)	(36.3)
Repayment of borrowing-related derivatives	(46.0)	—	—
Repayment of revolving credit facility	(400.0)	—	—
Net repayment of debt assumed on acquisition	(48.9)	—	—
Repayment of €750 million bonds	(652.6)	—	—
Repayment of $500 million bonds	—	—	(360.8)
Repayment of €250 million bonds	—	(209.3)	—
Net cash outflow	(1,147.5)	(220.6)	(397.1)

Cash and cash equivalents:
	2023	2022	2021
	£m	£m	£m
Cash at bank and in hand	2,036.8	2,271.6	2,776.6
Short-term bank deposits	180.7	219.9	1,106.3
Overdrafts[1]	(358.2)	(505.7)	(342.3)
	1,859.3	1,985.8	3,540.6
Note
[1]Bank overdrafts are included in cash and cash equivalents because they form an integral part of the Group’s cash management.
The Group considers that the carrying amount of cash and cash equivalents approximates their fair value.